RELATED PARTY TRANSACTIONS - Balances outstanding (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current payables | ANTA Sports and subsidiaries
Disclosure of transactions between related parties [line items]
Amount payable to related parties	$ 15.3	$ 11.3
Current receivables | ANTA Sports and subsidiaries
Disclosure of transactions between related parties [line items]
Accounts receivable to related parties	11.5	10.4
Right-of-use asset / Lease liability | Entity controlled by a member of the board of directors of Amer Sports, Inc.
Disclosure of transactions between related parties [line items]
Amount payable to related parties	$ 0.7	$ 0.8